AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 98.7%
Common Stocks — 97.1%
Aerospace & Defense — 1.5%
AAR Corp.*	124,561	$5,187,966
Ducommun, Inc.*	42,311	2,538,660
Kaman Corp.	84,041	4,310,463
Maxar Technologies, Inc.(a)	71,126	2,689,985
		14,727,074
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.*(a)	85,045	2,488,417
Airlines — 0.7%
Allegiant Travel Co.*	13,004	3,173,756
SkyWest, Inc.*	66,846	3,641,770
		6,815,526
Auto Components — 1.4%
Adient PLC*	207,702	9,180,429
Cooper Tire & Rubber Co.	16,748	937,553
Goodyear Tire & Rubber Co. (The)*	97,165	1,707,189
Visteon Corp.*	18,579	2,265,709
		14,090,880
Automobiles — 0.1%
Workhorse Group, Inc.*(a)	47,089	648,416
Banks — 16.0%
Amalgamated Financial Corp.	54,058	896,822
Ameris Bancorp	148,017	7,772,373
Atlantic Union Bankshares Corp.	139,078	5,335,032
BancorpSouth Bank	194,962	6,332,366
Bank of Hawaii Corp.(a)	16,651	1,490,098
Banner Corp.	110,067	5,869,873
Brookline Bancorp, Inc.	229,619	3,444,285
Cadence BanCorp	108,329	2,245,660
Columbia Banking System, Inc.	164,979	7,108,945
Community Bank System, Inc.	90,474	6,941,165
ConnectOne Bancorp, Inc.	142,849	3,621,222
CVB Financial Corp.	262,920	5,807,903
FB Financial Corp.	122,443	5,443,816
First Financial Bankshares, Inc.	99,918	4,669,168
First Merchants Corp.	139,065	6,466,522
First Midwest Bancorp, Inc.	74,623	1,634,990
First of Long Island Corp. (The)	29,984	637,160
German American Bancorp, Inc.	69,818	3,226,988
Glacier Bancorp, Inc.(a)	149,481	8,532,375
Great Western Bancorp, Inc.	100,111	3,032,362
Heritage Financial Corp.	100,285	2,832,048
Home BancShares, Inc.	200,633	5,427,123
Independent Bank Corp.	76,829	6,468,234
Lakeland Financial Corp.	94,456	6,535,411
OceanFirst Financial Corp.	173,018	4,142,051
Pacific Premier Bancorp, Inc.	140,807	6,116,656
PacWest Bancorp(a)	77,673	2,963,225
Pinnacle Financial Partners, Inc.	55,304	4,903,253
Renasant Corp.	161,681	6,690,360
South State Corp.	88,125	6,918,694
Towne Bank	93,978	2,856,931
TriCo Bancshares	86,270	4,086,610
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
United Community Banks, Inc.	210,492	$7,181,987
		157,631,708
Beverages — 0.4%
Primo Water Corp.	230,661	3,750,548
Biotechnology — 0.6%
Arena Pharmaceuticals, Inc.*	41,376	2,871,081
Novavax, Inc.*(a)	15,424	2,796,525
		5,667,606
Building Products — 1.5%
AZEK Co., Inc. (The)*	16,934	712,074
Gibraltar Industries, Inc.*	48,382	4,427,437
Griffon Corp.	41,917	1,138,885
Resideo Technologies, Inc.*	311,228	8,792,191
		15,070,587
Capital Markets — 1.9%
Hamilton Lane, Inc. (Class A Stock)	42,728	3,783,991
Houlihan Lokey, Inc.	41,574	2,765,087
PJT Partners, Inc. (Class A Stock)(a)	42,969	2,906,853
Stifel Financial Corp.	129,696	8,308,326
Virtu Financial, Inc. (Class A Stock)	31,078	964,972
		18,729,229
Chemicals — 2.2%
Avient Corp.	241,470	11,414,287
HB Fuller Co.	28,053	1,764,814
Kraton Corp.*	59,898	2,191,668
Livent Corp.*(a)	51,879	898,544
Tronox Holdings PLC (Class A Stock)	274,384	5,021,227
		21,290,540
Commercial Services & Supplies — 1.0%
ABM Industries, Inc.	92,046	4,695,266
Brady Corp. (Class A Stock)	48,360	2,584,842
Casella Waste Systems, Inc. (Class A Stock)*	42,680	2,713,168
		9,993,276
Communications Equipment — 0.7%
NetScout Systems, Inc.*	75,571	2,128,080
Viavi Solutions, Inc.*	280,359	4,401,636
		6,529,716
Construction & Engineering — 2.6%
Arcosa, Inc.	75,977	4,945,343
EMCOR Group, Inc.	42,813	4,801,906
MasTec, Inc.*	112,250	10,517,825
WillScot Mobile Mini Holdings Corp.*	190,815	5,295,116
		25,560,190
Construction Materials — 0.4%
Summit Materials, Inc. (Class A Stock)*	143,298	4,015,210
Consumer Finance — 0.7%
FirstCash, Inc.	31,708	2,082,264
Green Dot Corp. (Class A Stock)*	56,501	2,587,181
A1

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Finance (cont’d.)
Oportun Financial Corp.*	38,968	$807,027
PROG Holdings, Inc.	21,938	949,696
		6,426,168
Diversified Financial Services — 0.1%
Alerus Financial Corp.	27,543	820,231
Diversified Telecommunication Services — 0.5%
Vonage Holdings Corp.*	375,410	4,437,346
Electric Utilities — 2.1%
ALLETE, Inc.	70,536	4,739,314
IDACORP, Inc.	48,472	4,845,746
MGE Energy, Inc.	58,764	4,195,162
Portland General Electric Co.	137,033	6,504,956
		20,285,178
Electronic Equipment, Instruments & Components — 1.9%
CTS Corp.	92,870	2,884,542
FARO Technologies, Inc.*	41,230	3,569,281
Knowles Corp.*	111,670	2,336,137
Rogers Corp.*	33,510	6,306,917
TTM Technologies, Inc.*(a)	248,432	3,602,264
		18,699,141
Energy Equipment & Services — 1.4%
Cactus, Inc. (Class A Stock)	112,878	3,456,324
ChampionX Corp.*	467,885	10,167,141
		13,623,465
Entertainment — 0.4%
Cinemark Holdings, Inc.*(a)	127,341	2,599,030
IMAX Corp.*(a)	47,322	951,172
		3,550,202
Equity Real Estate Investment Trusts (REITs) — 8.1%
Acadia Realty Trust	326,751	6,198,467
Colony Capital, Inc.*(a)	635,998	4,121,267
EastGroup Properties, Inc.	25,366	3,634,441
Healthcare Realty Trust, Inc.	242,222	7,344,171
Highwoods Properties, Inc.	117,962	5,065,288
Hudson Pacific Properties, Inc.	257,984	6,999,106
Life Storage, Inc.	67,927	5,838,326
National Health Investors, Inc.	87,751	6,342,642
Park Hotels & Resorts, Inc.*	209,737	4,526,125
Pebblebrook Hotel Trust	343,194	8,336,182
Preferred Apartment Communities, Inc. (Class A Stock)	108,214	1,065,908
PS Business Parks, Inc.	22,071	3,411,735
RLJ Lodging Trust	367,613	5,690,649
Safehold, Inc.(a)	15,011	1,052,271
STAG Industrial, Inc.	169,805	5,707,146
Terreno Realty Corp.	81,638	4,716,227
		80,049,951
Food & Staples Retailing — 1.1%
Performance Food Group Co.*	191,481	11,031,220
	Shares	Value
Common Stocks (continued)
Food Products — 2.3%
Darling Ingredients, Inc.*	162,797	$11,978,604
Hostess Brands, Inc.*(a)	117,777	1,688,922
Sanderson Farms, Inc.	8,884	1,383,950
Simply Good Foods Co. (The)*	92,081	2,801,104
Utz Brands, Inc.(a)	186,224	4,616,493
		22,469,073
Gas Utilities — 0.9%
Chesapeake Utilities Corp.	23,327	2,707,798
ONE Gas, Inc.	78,423	6,031,513
		8,739,311
Health Care Equipment & Supplies — 1.8%
Avanos Medical, Inc.*	114,617	5,013,347
CONMED Corp.	41,671	5,441,816
LivaNova PLC*	39,204	2,890,511
Merit Medical Systems, Inc.*	31,275	1,872,747
NuVasive, Inc.*	44,703	2,930,729
		18,149,150
Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc.*	76,914	4,394,866
AMN Healthcare Services, Inc.*	41,297	3,043,589
Owens & Minor, Inc.	93,692	3,521,882
Tenet Healthcare Corp.*	128,257	6,669,364
		17,629,701
Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc.*	197,348	2,963,180
Hotels, Restaurants & Leisure — 4.5%
Bloomin’ Brands, Inc.*	88,001	2,380,427
Boyd Gaming Corp.*	159,357	9,395,689
Brinker International, Inc.*	71,638	5,090,596
Caesars Entertainment, Inc.*	65,882	5,761,381
Jack in the Box, Inc.(a)	4,971	545,717
Marriott Vacations Worldwide Corp.*	31,111	5,418,914
Penn National Gaming, Inc.*	47,662	4,996,884
SeaWorld Entertainment, Inc.*	127,769	6,346,286
Travel + Leisure Co.	75,239	4,601,617
		44,537,511
Household Durables — 1.6%
Installed Building Products, Inc.	25,258	2,800,607
Meritage Homes Corp.*	58,882	5,412,433
Purple Innovation, Inc.*(a)	36,604	1,158,517
Taylor Morrison Home Corp.*(a)	167,040	5,146,502
Tupperware Brands Corp.*	37,012	977,487
		15,495,546
Independent Power & Renewable Electricity Producers — 0.3%
Clearway Energy, Inc. (Class A Stock)	113,064	2,997,327
Insurance — 3.1%
AMERISAFE, Inc.	35,922	2,299,008
BRP Group, Inc. (Class A Stock)*	107,631	2,932,945
CNO Financial Group, Inc.	63,212	1,535,420
Enstar Group Ltd.*	20,769	5,124,335
Kemper Corp.	2,374	189,254

A2

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Kinsale Capital Group, Inc.	13,186	$2,173,053
Palomar Holdings, Inc.*	19,536	1,309,694
Primerica, Inc.	32,116	4,747,387
RLI Corp.(a)	36,597	4,083,127
Selective Insurance Group, Inc.	83,656	6,068,406
		30,462,629
Internet & Direct Marketing Retail — 0.1%
Magnite, Inc.*(a)	33,305	1,385,821
Leisure Products — 0.5%
Callaway Golf Co.(a)	124,400	3,327,700
Malibu Boats, Inc. (Class A Stock)*	25,820	2,057,338
		5,385,038
Life Sciences Tools & Services — 0.6%
Luminex Corp.	79,994	2,551,808
Syneos Health, Inc.*	45,382	3,442,225
		5,994,033
Machinery — 6.1%
Astec Industries, Inc.	75,187	5,670,603
Chart Industries, Inc.*	57,017	8,116,370
CIRCOR International, Inc.*	56,939	1,982,616
Colfax Corp.*	141,512	6,199,641
Columbus McKinnon Corp.	72,690	3,835,124
Federal Signal Corp.	147,081	5,633,202
Kennametal, Inc.	152,628	6,100,541
Rexnord Corp.	230,038	10,832,489
SPX FLOW, Inc.	81,917	5,187,804
TriMas Corp.*	129,480	3,925,834
Watts Water Technologies, Inc. (Class A Stock)(a)	23,628	2,807,243
		60,291,467
Media — 1.1%
iHeartMedia, Inc. (Class A Stock)*	117,456	2,131,826
Nexstar Media Group, Inc. (Class A Stock)	37,420	5,254,891
TEGNA, Inc.	195,132	3,674,336
		11,061,053
Metals & Mining — 3.5%
Alcoa Corp.*	132,664	4,310,253
Allegheny Technologies, Inc.*	170,885	3,598,838
Arconic Corp.*	192,816	4,895,598
Cleveland-Cliffs, Inc.(a)	486,885	9,791,257
Coeur Mining, Inc.*	398,549	3,598,898
Commercial Metals Co.(a)	103,955	3,205,972
Constellium SE*(a)	152,254	2,238,134
United States Steel Corp.(a)	117,739	3,081,230
		34,720,180
Mortgage Real Estate Investment Trusts (REITs) — 1.4%
KKR Real Estate Finance Trust, Inc.(a)	169,876	3,124,020
PennyMac Mortgage Investment Trust	234,507	4,596,337
	Shares	Value
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Two Harbors Investment Corp.	808,646	$5,927,375
		13,647,732
Multiline Retail — 0.1%
Big Lots, Inc.(a)	9,501	648,918
Oil, Gas & Consumable Fuels — 3.0%
Brigham Minerals, Inc. (Class A Stock)	170,965	2,502,928
CNX Resources Corp.*	346,223	5,089,478
Devon Energy Corp.	122,050	2,666,793
EQT Corp.*	253,522	4,710,439
Golar LNG Ltd. (Cameroon)*(a)	96,211	984,239
Matador Resources Co.	75,751	1,776,361
PDC Energy, Inc.*	50,653	1,742,463
Rattler Midstream LP	133,040	1,414,215
Renewable Energy Group, Inc.*	32,262	2,130,582
SM Energy Co.	113,914	1,864,772
Viper Energy Partners LP	322,413	4,694,333
		29,576,603
Paper & Forest Products — 0.1%
Domtar Corp.	20,170	745,282
Pharmaceuticals — 0.1%
Intra-Cellular Therapies, Inc.*	39,389	1,336,469
Professional Services — 2.5%
ASGN, Inc.*	75,444	7,200,375
ICF International, Inc.	29,979	2,620,165
KBR, Inc.(a)	309,001	11,862,548
ManTech International Corp. (Class A Stock)	32,457	2,822,136
		24,505,224
Real Estate Management & Development — 0.3%
Kennedy-Wilson Holdings, Inc.	146,280	2,956,319
Road & Rail — 1.1%
ArcBest Corp.	69,861	4,916,119
Saia, Inc.*	26,052	6,007,070
		10,923,189
Semiconductors & Semiconductor Equipment — 2.0%
Allegro MicroSystems, Inc. (Japan)*	65,736	1,666,407
Cohu, Inc.*	132,375	5,538,570
MACOM Technology Solutions Holdings, Inc.*	54,103	3,139,056
Onto Innovation, Inc.*	89,656	5,891,296
Silicon Laboratories, Inc.*	20,966	2,957,674
		19,193,003
Software — 0.9%
Bottomline Technologies DE, Inc.*	42,681	1,931,315
Cerence, Inc.*(a)	24,762	2,218,180
Cloudera, Inc.*(a)	177,510	2,160,297
InterDigital, Inc.	40,190	2,550,055
		8,859,847

A3

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail — 4.0%
Abercrombie & Fitch Co. (Class A Stock)*	114,072	$3,913,810
American Eagle Outfitters, Inc.(a)	253,535	7,413,363
At Home Group, Inc.*	25,098	720,313
Bed Bath & Beyond, Inc.*(a)	158,345	4,615,757
Burlington Stores, Inc.*	1,827	545,908
Citi Trends, Inc.*	26,881	2,252,090
Group 1 Automotive, Inc.	24,492	3,864,593
Lithia Motors, Inc. (Class A Stock)	16,955	6,613,976
Rent-A-Center, Inc.	87,655	5,054,187
RH*	1,116	665,806
Signet Jewelers Ltd.*	25,905	1,501,972
Sleep Number Corp.*(a)	1,978	283,823
Sonic Automotive, Inc. (Class A Stock)(a)	9,961	493,767
Zumiez, Inc.*	24,576	1,054,310
		38,993,675
Textiles, Apparel & Luxury Goods — 1.7%
Capri Holdings Ltd.*	82,344	4,199,544
Crocs, Inc.*	60,714	4,884,441
Deckers Outdoor Corp.*	1,429	472,170
Tapestry, Inc.*	105,883	4,363,439
Wolverine World Wide, Inc.	81,203	3,111,699
		17,031,293
Thrifts & Mortgage Finance — 2.1%
MGIC Investment Corp.	390,888	5,413,799
NMI Holdings, Inc. (Class A Stock)*	152,097	3,595,573
Provident Financial Services, Inc.	23,899	532,469
Walker & Dunlop, Inc.	62,651	6,436,764
Washington Federal, Inc.	164,611	5,070,019
		21,048,624
Trading Companies & Distributors — 1.4%
Beacon Roofing Supply, Inc.*	113,856	5,956,946
Herc Holdings, Inc.*	80,713	8,178,648
		14,135,594
Water Utilities — 0.3%
SJW Group	42,694	2,689,295

Total Common Stocks (cost $684,511,994)		954,503,912
	Shares	Value

Exchange-Traded Fund — 1.6%
iShares Russell 2000 Value ETF	96,896	$15,452,005
(cost $15,301,336)

Total Long-Term Investments (cost $699,813,330)		969,955,917
Short-Term Investments — 9.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	23,137,786	23,137,786
PGIM Institutional Money Market Fund (cost $67,779,228; includes $67,771,961 of cash collateral for securities on loan)(b)(wa)	67,811,437	67,777,532

Total Short-Term Investments (cost $90,917,014)		90,915,318

TOTAL INVESTMENTS—108.0% (cost $790,730,344)		1,060,871,235

Liabilities in excess of other assets — (8.0)%		(78,307,872)

Net Assets — 100.0%		$982,563,363

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
LP	Limited Partnership
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $67,650,110; cash collateral of $67,771,961 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4